Summary of Significant Accounting Policies (Details)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Abstract]
Cash balance	$ 117,702,933
Excess of FDIC limit	112,073
Federal Depository Insurance Corporation limit	$ 250,000